LEASE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASE
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1,241	$ 1,686	$ 2,647
Weighted average remaining lease term	1 year 7 months 2 days
Weighted average discount rate	6.00%
Loss from impairment	$ 12,854	0	0
Amortization of land use rights	$ 834	$ 874	$ 910